Tax matters - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 37,250	$ 44,644
Deferred tax liabilities	(61,072)	(73,362)
Offset between deferred tax assets	28,490	37,508
Offset between deferred tax liabilities	28,490	37,508
Total deferred tax assets due to temporary differences recognized in the statement of financial position	8,760	7,136
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(32,582)	(35,854)
Total	$ 753,318	802,267
Number of years open to review	4 years
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 264,213	258,318
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	235,296	281,042
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	188,587	147,637
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	65,221	115,270
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	636,577	587,495
Unused tax losses | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	201,476	183,225
Unused tax losses | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	235,296	252,848
Unused tax losses | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	143,750	102,800
Unused tax losses | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	56,055	48,622
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		6,761
Unused tax credits | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		6,761
Unrecognized deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	116,741	208,011
Unrecognized deductible temporary differences | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	62,737	75,093
Unrecognized deductible temporary differences | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total		21,433
Unrecognized deductible temporary differences | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	44,837	44,837
Unrecognized deductible temporary differences | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 9,166	$ 66,648